Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 574,127	$ 682,777
Trade accounts receivable less allowance for doubtful accounts of $403,657 in 2014 and $413,165 in 2013	3,080,334	3,037,274
Accounts receivable from related parties	171,186	153,118
Inventories	1,206,772	1,097,104
Prepaid expenses and other current assets	1,195,392	1,037,391
Deferred tax asset, current	268,910	279,052
Total current assets	6,496,721	6,286,716
Property, plant and equipment, net	3,135,123	3,091,954
Intangible assets	734,227	757,876
Goodwill	11,646,157	11,658,187
Deferred tax asset, non-current	108,480	104,167
Equity Method Investments	733,912	664,446
Other assets	568,057	556,560
Total assets	23,422,677	23,119,906
Current liabilities:
Accounts payable	550,668	542,597
Accounts payable to related parties	164,229	123,929
Accrued expenses and other current liabilities	1,900,239	2,012,533
Short-term borrowings and other financial liabilities	157,226	96,648
Short-term borrowings from related parties	134,314	62,342
Current portion of long-term debt and capital lease obligations	301,275	511,370
Income tax payable, current	203,554	170,360
Deferred tax liability, current	35,811	34,194
Total current liabilities	3,447,316	3,553,973
Total long-term debt less current maturities	8,016,155	7,746,920
Other liabilities	333,220	329,561
Pension liabilities	413,388	435,858
Income tax payable, non-current	166,040	176,933
Deferred tax liability, non-current	734,329	743,390
Total liabilities	13,110,448	12,986,635
Noncontrolling interests subject to put provisions	631,940	648,251
Company shareholders' equity:
Common stock, no par value, 1.00 Euro nominal value, 392,462,972 shares authorized, 309,111,125 issued and 301,562,174 outstanding	382,569	382,411
Treasury Stock	505,014	505,014
Additional paid-in capital	3,553,425	3,530,337
Retained earnings	6,582,879	6,377,417
Accumulated other comprehensive (loss)	(589,847)	(550,587)
Total Company shareholders' equity	9,424,012	9,234,564
Minority interest	256,277	250,456
Total equity	9,680,289	9,485,020
Total liabilities and equity	$ 23,422,677	$ 23,119,906